Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Qualified affordable housing project investments	$ 999	$ 1,014
Qualified affordable housing project investments, commitment	479	486
Qualified affordable housing project commitment - 2019	201
Qualified affordable housing project commitment - 2020	108
Qualified affordable housing project commitment - 2021	122
Qualified affordable housing project commitment - 2022	29
Qualified affordable housing project commitment - 2023	1
Qualified affordable housing project commitment - 2024 and thereafter	18
Tax credits and other tax benefits	163	156	$ 155
Amortization expense included in the provision for income taxes	$ 136	$ 153	$ 115